UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 - June 30, 2017

Item 1.  Proxy Voting Record

TESORO LOGISTICS LP
Security		88160T107				Meeting Type	Special
Ticker Symbol		TLLP				Meeting Date	04-Oct-2016
ISIN		US88160T1079				Agenda	934473593 - Management
Record Date		18-Aug-2016				Holding Recon Date	18-Aug-2016
City /	Country		/	United States		Vote Deadline Date	03-Oct-2016
SEDOL(s)						Quick Code
Item	Proposal				Proposed by	Vote	For/Against Management
1.	TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE PARTNERSHIP'S 2011 LONG-TERM INCENTIVE PLAN (THE "LTIP PROPOSAL").				Management	For	For
2.
TO APPROVE THE ADJOURNMENT OF THE SPECIAL
MEETING TO A LATER DATE OR DATES, IF
NECESSARY OR APPROPRIATE TO SOLICIT
ADDITIONAL PROXIES IN THE EVENT THERE ARE
NOT SUFFICIENT VOTES AT THE TIME OF THE
SPECIAL MEETING TO APPROVE THE LTIP
PROPOSAL (THE "ADJOURNMENT PROPOSAL").
					Management	For	For

MAGELLAN MIDSTREAM PARTNERS,L.P.
Security		559080106		Meeting Type	Annual
Ticker Symbol		MMP		Meeting Date	20-Apr-2017
ISIN		US5590801065		Agenda	934535139 - Management
Record Date		21-Feb-2017		Holding Recon Date	21-Feb-2017
City /	Country	/ United States		Vote Deadline Date	19-Apr-2017
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	LORI A. GOBILLOT		For	For
	2	EDWARD J. GUAY		For	For
	3	MICHAEL N. MEARS		For	For
	4	JAMES R. MONTAGUE		For	For
2.	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION		Management	For	For
3.	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION VOTE FREQUENCY		Management	1 Year	For
4.	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR		Management	For	For

ENERGY TRANSFER PARTNERS, L.P.
Security		29273R109				Meeting Type	Special
Ticker Symbol		ETP				Meeting Date	26-Apr-2017
ISIN		US29273R1095				Agenda	934567693 - Management
Record Date		27-Feb-2017				Holding Recon Date	27-Feb-2017
City /	Country		/	United States		Vote Deadline Date	25-Apr-2017
SEDOL(s)						Quick Code
Item	Proposal				Proposed by	Vote	For/Against Management
1.
TO CONSIDER AND VOTE ON A PROPOSAL TO
ADOPT THE AGREEMENT AND PLAN OF MERGER,
DATED AS OF NOVEMBER 20, 2016, AS AMENDED
BY AMENDMENT NO. 1 THERETO, DATED AS OF
DECEMBER 16, 2016, BY AND AMONG SUNOCO
LOGISTICS PARTNERS L.P. ("SXL"), SUNOCO
PARTNERS LLC, THE GENERAL PARTNER OF SXL,
SXL ACQUISITION SUB ... (DUE TO SPACE LIMITS,
SEE PROXY STATEMENT FOR FULL PROPOSAL)
					Management	Against	Against
2.
TO CONSIDER AND VOTE ON A PROPOSAL TO
APPROVE THE ADJOURNMENT OF THE SPECIAL
MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL
PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO
ADOPT THE AGREEMENT AND PLAN OF MERGER,
AS AMENDED, AND THE TRANSACTIONS
CONTEMPLATED THERE BY AT THE TIME OF THE
SPECIAL MEETING.
					Management	Abstain	Against
3.	TO CONSIDER AND VOTE ON A PROPOSAL TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE PAYMENTS THAT WILL OR MAY BE PAID BY ETP TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.				Management	Abstain	Against

INVESCO SHORT-TERM INVESTMENTS TRUST
Security		825252885		Meeting Type	Special
Ticker Symbol		AGPXX		Meeting Date	06-Jun-2017
ISIN		US8252528851		Agenda	934522118 - Management
Record Date		12-Dec-2016		Holding Recon Date	12-Dec-2016
City /	Country	/ United States		Vote Deadline Date	05-Jun-2017
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	DAVID C. ARCH		For	For
	2	JAMES T. BUNCH		For	For
	3	BRUCE L. CROCKETT		For	For
	4	JACK M. FIELDS		For	For
	5	MARTIN L. FLANAGAN		For	For
	6	CYNTHIA HOSTETLER		For	For
	7	DR. ELI JONES		For	For
	8	DR. PREMA MATHAI-DAVIS		For	For
	9	TERESA M. RESSEL		For	For
	10	DR. LARRY SOLL		For	For
	11	ANN BARNETT STERN		For	For
	12	RAYMOND STICKEL, JR.		For	For
	13	PHILIP A. TAYLOR		For	For
	14	ROBERT C. TROCCOLI		For	For
	15	CHRISTOPHER L. WILSON		For	For
2.
TO APPROVE AN AMENDMENT TO EACH TRUST'S
AGREEMENT AND DECLARATION OF TRUST THAT
WOULD PERMIT FUND MERGERS AND OTHER
SIGNIFICANT TRANSACTIONS UPON THE BOARD'S
APPROVAL BUT WITHOUT SHAREHOLDER
APPROVAL OF SUCH TRANSACTIONS.
			Management	For	For
3.	TO APPROVE CHANGING THE FUNDAMENTAL INVESTMENT RESTRICTION REGARDING THE PURCHASE OR SALE OF PHYSICAL COMMODITIES.		Management	For	For
4A.	TO APPROVE AN AMENDMENT TO THE CURRENT MASTER INTERGROUP SUB-ADVISORY CONTRACT TO ADD INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.		Management	For	For
4B.	TO APPROVE AN AMENDMENT TO THE CURRENT MASTER INTERGROUP SUB-ADVISORY CONTRACT TO ADD INVESCO ASSET MANAGEMENT (INDIA) PRIVATE LIMITED.		Management	For	For

BUCKEYE PARTNERS, L.P.
Security		118230101		Meeting Type	Annual
Ticker Symbol		BPL		Meeting Date	06-Jun-2017
ISIN		US1182301010		Agenda	934603653 - Management
Record Date		10-Apr-2017		Holding Recon Date	10-Apr-2017
City /	Country	/ United States		Vote Deadline Date	05-Jun-2017
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	BARBARA J. DUGANIER		For	For
	2	JOSEPH A. LASALA, JR.		For	For
	3	LARRY C. PAYNE		For	For
	4	MARTIN A. WHITE		For	For
2.	THE APPROVAL OF THE AMENDMENTS TO THE BUCKEYE PARTNERS, L.P. 2013 LONG-TERM INCENTIVE PLAN, AS DESCRIBED IN OUR PROXY STATEMENT.		Management	For	For
3.	THE RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2017.		Management	For	For
4.	THE APPROVAL, IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.		Management	For	For
5.	THE VOTE, ON AN ADVISORY BASIS, ON THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.		Management	1 Year	For

ONEOK PARTNERS, L.P.
Security		68268N103				Meeting Type	Special
Ticker Symbol		OKS				Meeting Date	30-Jun-2017
ISIN		US68268N1037				Agenda	934636296 - Management
Record Date		19-May-2017				Holding Recon Date	19-May-2017
City /	Country		/	United States		Vote Deadline Date	29-Jun-2017
SEDOL(s)						Quick Code
Item	Proposal				Proposed by	Vote	For/Against Management
1.	TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 31,2017, BY AND AMONG ONEOK, INC., NEW HOLDINGS SUBSIDIARY, LLC, ONEOK PARTNERS, L.P. ("ONEOK PARTNERS") AND ONEOK PARTNERS GP, L.L.C.				Management	For	For
2.
TO APPROVE THE ADJOURNMENT OF THE ONEOK
PARTNERS SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY OR APPROPRIATE, TO
SOLICIT ADDITIONAL PROXIES IN THE EVENT
THERE ARE NOT SUFFICIENT VOTES AT THE TIME
OF THE SPECIAL MEETING TO APPROVE THE
ABOVE PROPOSAL.
					Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: August 25, 2017	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer